TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Trade	$ 1,019.1	$ 1,054.4
Unbilled revenue	71.8	68.1
Other	18.9	16.8
Expected credit losses	(29.8)	(21.2)
Trade and other receivables, net	$ 1,080.0	$ 1,118.1